Supplement to the
Fidelity® Tax-Exempt Money Market Fund and Fidelity® Treasury Money Market Fund
December 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contracts" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

P11-TFM-SSTK-0424-101-1.9899265.101	April 2, 2024

Supplement to the
Fidelity® Tax-Exempt Money Market Fund
Premium Class
December 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contract" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

P12-SSTK-0424-103-1.9865196.103	April 2, 2024

Supplement to the
Fidelity® Tax-Exempt Money Market Fund and Fidelity® Treasury Money Market Fund
Capital Reserves Class, Daily Money Class, and Advisor C Class
December 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contracts" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

DMF-SSTK-0424-128-1.480137.128	April 2, 2024